Fair value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 79,160	$ 40,594
Cash and cash equivalents - Fair Value	79,160	40,594
Restricted cash - Book Value	5,976	763
Restricted cash - Fair Value	5,976	763
Accounts receivable, net - Book Value	4,047	8,151
Accounts receivable, net - Fair Value	4,047	8,151
Accounts payable - Book Value	7,117	10,605
Accounts payable - Fair Value	7,117	10,605
Ship mortgage notes and premium - Book Value	548,519	600,638
Ship mortgage notes and premium - Fair Value	476,246	400,554
Other long-term debt, net of deferred finance costs - Book Value	413,185	475,949
Other long-term debt, net of deferred finance costs - Fair Value	419,995	484,529
Loan payable to affiliate company, net of deferred finance costs - Book Value	44,297	0
Loan payable to affiliate company, net of deferred finance costs - Fair Value	45,312	0
Due from related parties, long-term - Book Value	13,789	14,658
Due from related parties, long-term - Fair Value	13,789	14,658
Assets held for sale - Book Value	0	77,831
Assets held for sale - Fair Value	0	77,831
Liabilities associated with assets held for sale - Book Value	0	34,071
Liabilities associated with assets held for sale - Fair Value	$ 0	$ 34,071